Taxes on Income	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes on Income
Note 16 - Taxes on Income

A.          Israeli taxation

1.          Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollars.

2.          Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "Approved Enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period. The benefit period under Approved Enterprise starts with the first year the benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating.

Generally, a company that is Abundant in Foreign Investment is entitled to an extension of the benefits period by an additional five years.

The tax benefits under the Approved Enterprise are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published and the letters of approval for the investments in the approved enterprises. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

The Company has three capital investment programs that have been granted Approved Enterprise status, under the Law.

As of December 31, 2025, the 14 years have passed for the three Approved Enterprise programs.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

The Company believes it will continue to enjoy its current tax benefits in accordance with the provisions of the Investment Law prior to the 2005 Amendment.

In December 2016, the Knesset (the Israeli parliament) passed an additional amendment to the Law which provides for additional benefits to Preferred Technological Enterprises by reducing the tax rate on preferred Technological Enterprise income (as such is defined in Amendment 73) to 12% (the "Amendment"). This Amendment came into effect in May 2017 when the Minister of Finance promulgated the regulations for its implementation. The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company did not apply the Amendment. The Company may change its position in the future.
3.	Global Minimum Tax (Pillar Two)

On December 31, 2025, Israel enacted the Minimum Corporate Tax on Multinational Groups Law (Pillar 2), which implements the OECD’s global minimum tax framework and becomes effective for fiscal years beginning on or after January 1, 2026. The legislation adopts the Qualified Domestic Minimum Top‑Up Tax (QDMTT) mechanism, under which Israeli constituent entities that are part of a multinational enterprise (MNE) group with consolidated global revenues of at least €750 million may be subject to a top‑up tax if their effective tax rate in Israel is below the required 15% minimum rate.

The Israeli rules are aligned with the OECD’s Pillar Two model and ensure that Israel retains primary taxing rights over low‑taxed profits generated locally, thereby reducing exposure to foreign top‑up tax under the Income Inclusion Rule or Undertaxed Profits Rule. The QDMTT applies only to in‑scope MNE groups and requires detailed annual reporting and compliance, including self‑assessment, potential monetary sanctions for late filings, and public disclosure in certain circumstances.

Management is currently evaluating the potential impact of the global minimum tax on the Group. As the rules become effective beginning in 2026 and further local administrative guidance is expected, the Group will continue to assess the implications for its effective tax rate, deferred tax balances, and related disclosures.
4.          Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year, exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.          Tax rates:

Taxable income of Israeli companies was subject to tax at the rate of 23% in the years 2025, 2024 and 2023.

The effective tax rate payable by a company that is taxed under the Investment Law may be considerably lower (see also note 16.A2 above). Israeli corporations are generally taxed at the corporate income tax rate on their capital gains.

The Company's tax assessments through the 2019 tax year are considered final.

B.          Income taxes for non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

C.          Tax Assessments:

In 2023, 2024, and 2025 the Company and two of its subsidiaries received tax assessments from local tax authorities in two territories in which they operate. The Company’s management believes it has adequately provided for the reasonably foreseeable outcome related to these assessments and is currently challenging them. However, if these tax assessments are accepted, the Company may be subject to additional tax liabilities, which could have a material adverse effect on its results of operations.
D.	The income tax expenses for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Current	2,798	2,777	3,746
Deferred	-	413	2,776

	2,798	3,190	6,522

Domestic (Israel)	882	1,270	1,048
Foreign	1,916	1,920	5,474

	2,798	3,190	6,522

E.        Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Net operating loss carry forward	78,927	74,253
Temporary differences:
Allowance for credit loss	15,807	14,712
Research and development	8,151	7,335
Lease liabilities	3,645	3,614
Unrealized foreign exchange gains/losses	5,772	6,869
Vacation	1,070	1,103
Severance	809	1,170
Other	1,628	1,558
Deferred tax assets before valuation allowance	115,809	110,614

Valuation allowance	(109,104)	(104,707)

Deferred tax assets	6,705	5,907
Deferred tax liabilities:
Right-of-use lease assets	(3,717)	(3,799)
Intangible assets	(1,467)	(913)
Other including property and equipment, net	(1,521)	(1,195)
Total deferred tax liabilities	(6,705)	(5,907)
Deferred tax asset, net	-	-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded valuation allowance amounted to $109,104 thousand and $104,707 thousand as of December 31, 2025 and 2024 respectively.

F.          Net operating loss carry forward and capital loss

As of December 31, 2025, the Company and Siklu have accumulated net operating losses and capital loss for Israeli income tax purposes in the amount of approximately $261,990 thousand and $8,521 thousand, respectively. The net operating losses and capital loss may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2025, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $12,061 thousand that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2025, the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $28,826 thousand that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum of 30% of the annual taxable income.

G.          Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Domestic	3,939	23,752	10,880
Foreign	(3,231)	3,501	1,862

	708	27,253	12,742

H.          Cash paid for income taxes, net of refunds, were as follows:

Year ended December 31, 2025
$ thousands
Domestic (Israel)	123
Foreign:
USA	212
India	1,818
Brazil	186
Other countries	311

Total cash paid for income taxes, net of refunds	2,650

I.          Reconciliation of the theoretical tax expenses to the actual tax expenses

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expenses as reported in the statements of operations is as follows:

	Year ended December 31,
	2024	2023
	$ thousands	$ thousands
Income (loss) before taxes as reported in the consolidated statements of operations	27,253	12,742

Statutory tax rate	23%	23%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	6,268	2,931
Non-deductible expenses and other permanent differences	1,328	2,411
Non-deductible expenses related to employee stock options	989	946
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	(4,459)	(479)
Other	(936)	713

Effective tax expenses	3,190	6,522

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year ended December 31, 2025
	$ thousands	%
	Tax	Rate
Israeli Statutory Income Tax Rate	163	23%
Foreign tax effects
United States
State and local taxes	154	22%
Changes in valuation allowance	(357)	(50)%
Withholding taxes	188	27%

Other	77	11%
Norway
Changes in valuation allowance	269	38%

Other	6	1%
Brazil
Nontaxable or nondeductible items	1,598	226%
Changes in valuation allowance	(1,327)	(187)%

Other	(171)	(24)%
Colombia
Changes in valuation allowance	176	25%

Other	(106)	(15)%
Mexico
Nontaxable or nondeductible items	(367)	(52)%
Changes in valuation allowance	144	20%
Other	67	10%
India

Foreign currency translation differences	991	140%
Other	77	11%
Paraguay
Nontaxable or nondeductible items	(219)	(31)%
Changes in valuation allowance	(160)	(23)%
Other	173	24%
Nigeria
Changes in valuation allowance	168	24%
Other	(93)	(13)%
Argentina
Changes in valuation allowance	253	36%
Other	76	11%
Peru
Changes in valuation allowance	133	19%
Other	39	6%
South Africa	144	20%
Other foreign jurisdictions	263	37%
Changes in Valuation Allowance	(2,101)	(297)%
Nontaxable or nondeductible items
Stock based compensation	868	122%
Intercompany deemed interest	399	56%
Prepaid taxes on excess employee benefits	118	17%
Other	(102)	(14)%
Changes in unrecognized tax benefits	1,001	141%
Withholding Taxes	223	31%
Other	33	4%

Effective tax expenses	2,798	395%

J.	A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands

Beginning balance	3,351	2,721	2,021
Increases related to tax positions taken during prior years	211	249	430
Increase related to tax positions taken during the current year	548	607	641
Decreases related to statute of limitations	(80)	(227)	(371)
Uncertain tax positions, end of year	4,030	3,351	2,721

The Company has accrued interest and penalty related to uncertain tax positions	615	293	466
Uncertain tax positions, end of year Including Interest	4,645	3,644	3,187

As of December 31, 2025, the total amount of gross unrecognized tax benefits (excluding interest and penalties) was 4,030 thousand of which if recognized, would favorably affect the Company’s effective tax rate.